Commitments and Contingencies - Additional Information (Details) $ in Millions			1 Months Ended	9 Months Ended
	Aug. 18, 2021 USD ($) ft²	Feb. 11, 2021 USD ($) ft²	Jun. 30, 2020	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Commitments And Contingencies [Line Items]
Rent expense				$ 11.7	$ 3.1
Manufacturing and Supply Agreement
Commitments And Contingencies [Line Items]
Agreement renewal term			3 years
Minimum period of notice required to terminate agreement			12 months
Boston Lease Agreement | Boston, Massachusetts
Commitments And Contingencies [Line Items]
Office space | ft²		9,801
Lease expiration date		Dec. 31, 2022
Future minimum operating lease payments		$ 0.7
Lease period		2 years
New York Lease Agreement | New York, New York
Commitments And Contingencies [Line Items]
Office space | ft²	4,062
Lease expiration date	Jan. 31, 2025
Future minimum operating lease payments	$ 0.8
Lease period	3 years 3 months